UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21909

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST
(Exact name of registrant as specified in charter)
Two Avenue de Lafayette
6th Floor
Boston, Massachusetts 02111
(Address of principal executive offices)(Zip code)
The Corporation Trust Company
1209 Orange Street,
Wilmington, Delaware 19801
(Name and Address of Agent for Service)
With copies to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Dechert LLP John Hancock Tower 200 Clarendon Street, 27th Fl. Boston, MA 02116-5021
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: March 31, 2008

Item 1. Report to Shareholders.

Semi-Annual Report for Period Ended March 31,2008

Table of Contents

Page

2	Management Discussion and Analysis
3	Performance Overview
4	Information About Your Fund’s Expenses
5	Investment Overview
6	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Management Discussion and Analysis
March 31, 2008 (unaudited)

Dear Shareholder,

The last six months have been extremely volatile for global emerging markets. Equities were up in the latter part of 2007 and we saw very strong levels of inflows from investors but there was a collective loss of nerve towards the end of last year and most of the gains were reversed during the first quarter of 2008. As the credit crunch took hold, a U.S. recession became the consensus view, investment banks reported massive writedowns, and Bear Stearns was rescued from collapse. Understandably, this led to a breakdown in investor confidence. At the same time, we have seen extreme rises in commodity prices and a plunging U.S. dollar. The move in commodities is the most extreme seen since 1973, while financial stocks have suffered some of their biggest losses since 1990. All in all, emerging markets showed remarkable resilience, given such extreme volatility and risk aversion.

Overall, the fund fell -8.30% in dollar terms during the six months under review. This compares to a return of -7.67% for the MSCI Emerging Markets Index, which is the fund’s benchmark.

Recently, there has been a fairly significant disparity between the performances of different markets. The continuing strength in oil and commodities prices helped boost the performance of some resource-rich Latin American countries. As a result the fund’s holding in Brazilian mining giant Vale contributed positively to performance. Meanwhile, Pertrobras, the Brazilian oil producer, also performed very well after announcing the discovery of a massive new oil field off the coast of Brazil.

Unsurprisingly, some of our Chinese holdings, which had performed very well when the market was rising, have been heavily sold off. However, we are very selective about our Chinese holdings and overall the fund has a comparative lack of exposure to the country.

We favor companies that are benefiting from the massive amount of infrastructure spending taking place in China and elsewhere in the region. Our holdings in China Resources Power and China Railways have benefited from this theme, although they suffered heavily in the recent sell-off. Nonetheless, we remain positive on the long-term outlook for these stocks. We are also seeing opportunities among companies that are benefiting from improvements in domestic economic growth. Often, this growth is being driven by rising consumer spending. As a result, we recently bought Chinese retailer Parkson, and Mexican retailer Walmex.

Looking at the prospects for emerging markets, the majority of them are in a sound economic position. The factors underpinning growth remain very much in place. Many economies in Asia, Latin American and Eastern Europe are sheltered from the worst effects of the global credit crisis, as consumers, governments and companies hold far less debt than their western counterparts. Economic data continues to confirm our belief that growth (in selective countries) remains relatively strong versus the global average, particularly in India and China. As a result, we believe the long-term prospects for equity investment in emerging markets remain positive.

Information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance reflects the opinions of management as of the date of this report. These statements should not be relied upon for any other purpose.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Performance Overview
March 31, 2008 (unaudited)

Comparison of Changes in Value of $10,000 Investment in
Global Emerging Markets Fund and Morgan Stanley Capital International (MSCI®)
Emerging Markets (EM®) Index.(a)

Total Returns for the Period Ended March 31, 2008(a)

	One Year	Since Inception(b)

Global Emerging Markets Fund	13.27%	20.45%
MSCI EM Index	21.65%	26.51%

(a)	Certain expenses of the Fund have been waived or reimbursed by the Fund’s Advisor; without such waiver/reimbursement of expenses, the Fund’s returns would have been lower. The Fund’s current prospectus fee table shows the portfolio’s total annual operating expense ratio as 1.50%. The gross expense ratio for the period ended March 31, 2008 was 5.99%. Total return for a period of less than one year is not annualized.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, nor a guarantee, of future results; the investment return, and principal value of the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. No single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the Index has been prepared from sources and data that the Advisor believes to be reliable, but no representation is made as to its accuracy. The MSCI EM Index is comprised of emerging market securities in countries open to non-local investors. The Index is unmanaged, has no fees or costs and is not available for direct investment.

(b)	The Fund’s inception date was October 16, 2006.

To obtain performance to the most recent month-end, call 1-800-893-2073 or visit www.swip-us.com

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Information About Your Fund’s Expenses
March 31, 2008 (unaudited)

Expense Example

As a shareholder in the Fund, you incur ongoing costs, including management fees and other operating expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six month period from October 1, 2007 through March 31, 2008, and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.

				Annualized
			Expenses Paid	Expenses Ratio
	Beginning	Ending	During Period(a)	During Period
	Account Value	Account Value	October 1, 2007 to	October 1, 2007 to
Global Emerging Markets Fund Shares	October 1, 2007	March 31, 2008	March 31, 2008	March 31, 2008

Actual	$1,000.00	$907.90	$7.16	1.50%
Hypothetical (Assumes 5% Return Before Expenses)	$1,000.00	$1,017.50	$7.57	1.50%

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Investment Overview
March 31, 2008 (unaudited)

Top Ten Holdings(a)

		Percent of
Description	Market Value	Net Assets

Gasprom (ADR)	$885,185	8.3%
Companhia Vale do Rio Doce (ADR)	559,680	5.3
Petróleo Brasileiro S.A. (ADR)	543,710	5.1
LUKOIL Sponsored (ADR)	486,185	4.6
CNOOC, Ltd.	362,565	3.4
América Móvil SAB de C.V., Series L (ADR)	343,926	3.2
Banco Itaú Holding Financeira S.A.	337,464	3.2
African Bank Investments, Ltd	334,033	3.1
Housing Development Finance Corp., Ltd.	301,367	2.8
Mobile TeleSystems (ADR)	288,989	2.7

Total		41.7%

Portfolio Composition(b) (as a percentage of Net Assets)

(a)	The top ten holdings are subject to change

(b)	The sector classifications presented are based on the sector categorization methodology of the Advisor. These classifications are broadly defined.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Schedule of Investments
March 31, 2008 (Unaudited)

Number		Market
of Shares		Value

Common Stocks - 85.4%
Argentina - 1.3%
2,800	Tenaris S.A.	$139,580

Brazil - 19.7%
19,200	Companhia Vale do Rio Doce (ADR)	559,680
17,205	Gafisa S.A.(a)	284,446
23,300	Localiza Rent a Car S.A.	221,886
6,420	Petróleo Brasileiro S.A. (ADR)	543,710
11,039	Tam S.A. (ADR)	211,838
2,367	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	276,087

		2,097,647

Czech Republic - 0.8%
2,162	Zentiva NV (GDR)	82,156

Hong Kong - 9.1%
1,456,400	China LotSynergy Holdings, Ltd.(a)	82,389
96,718	China Resources Power Holdings Co., Ltd.	191,779
247,000	CNOOC, Ltd.	362,564
26,500	Parkson Retail Group, Ltd.	223,362
82,000	Shun Tak Holdings, Ltd.	109,046

		969,140

Malaysia - 3.4%
145,250	AMMB Holdings Berhad	157,280
99,000	Genting Berhad	203,546

		360,826

Mexico - 6.1%
5,400	América Móvil SAB de C.V., Series L (ADR)	343,926
54,930	Corporación GEO S.A. de C.V., Series B(a)	175,483
30,000	Wal-Mart de Mexico S.A. de C.V., Series V	127,833

		647,242

People’s Republic of China - 3.4%
114,000	China Railway Group, Ltd.(a)	110,317
35,640	Ping An Insurance Co. of China, Ltd.	251,247

		361,564

Peru - 2.1%
3,100	Credicorp, Ltd.	222,394

Russia - 20.5%
17,700	Comstar United Telesystems (GDR)	185,065
17,343	Gazprom (ADR)	885,185
5,661	LUKOIL (ADR)	486,185
8,240	MMC Norilsk Nickel (ADR)	231,956
3,810	Mobile TeleSystems (ADR)	288,989
34,972	Sberbank	109,462

		2,186,842

Singapore - 0.9%
106,000	Petra Foods, Ltd.	99,788

South Africa - 10.5%
101,606	African Bank Investments, Ltd.	334,033
5,684	AngloGold Ashanti, Ltd.	192,305
58,569	FirstRand, Ltd.	115,616
7,340	Impala Platinum Holdings, Ltd.	282,259
3,921	Sasol	188,904

		1,113,117

South Korea - 1.2%
2,200	Kookmin Bank (ADR)	123,310

Taiwan - 5.5%
7,103	AU Optronics Corp. (ADR)	122,101
19,000	Hon Hai Precision Industry Co., Ltd.	109,108
21,578	Hon Hai Precision Industry Co., Ltd. (GDR)	242,965
71,119	Wistron Corp.	112,406

		586,580

Thailand - 0.9%
21,600	Bangkok Bank Public Co., Ltd.	95,681

Total Common Stocks (Cost $8,974,376)		9,085,867

Preferred Stocks - 6.0%
Brazil - 4.1%
9,402	Net Servicos de Comunicacao S.A.(a)	100,466
14,800	Banco Itaú Holding Financeira S.A.	337,464

		437,930

Russia - 1.9%
147	Transneft	205,800

Total Preferred Stocks (Cost $661,914)		643,730

Participation Notes - 5.9%
India - 5.9%
5,521	Bharti Airtel, Ltd. (expires 3/17/11)(a),(b)	113,755
5,069	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	301,367
11,260	Satyam Computer Services, Ltd. (expires 3/12/10)(a),(b)	110,871
10,508	Satyam Computer Services, Ltd. (expires 3/12/10)(a),(b)	103,467

		629,460

Total Participation Notes (Cost $574,232)		629,460

Total Investments(c) - 97.3% (Cost $10,210,522)		$10,359,057
Other Assets, Less Liabilities - 2.7%		284,387

Total Net Assets - 100.0%		$10,643,444

(a)  Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2008, the aggregate market value of these securities amounted to $328,093 or 3.1% of net assets. The Advisor has deemed these securities to be liquid.

(c)	For federal income tax purposes the aggregate cost was $10,210,522, aggregate gross unrealized appreciation was $1,152,049, aggregate gross unrealized depreciation was $(1,003,514) and the net unrealized appreciation was $148,535

ADR American Depositary Receipt
GDR Global Depositary Receipt

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Assets and Liabilities
March 31, 2008 (Unaudited)

Assets
Investments in securities, at value (cost $10,210,522)	$10,359,057
Foreign currency, at value (cost $176,609)	172,269
Cash	211,936
Receivable from Advisor	41,867
Dividends receivable	15,551

Total Assets	10,800,680

Liabilities
Unrealized depreciation on foreign currency contacts	180
Payable for investments purchased	28,719
Administration fee payable	41,165
Audit and tax fee payable	33,056
Custody fee payable	18,490
Trustees’ fees payable	15,326
Advisory fee payable	9,117
Registration fees payable	845
Accrued expenses	10,338

Total Liabilities	157,236

Net Assets	$10,643,444

Composition of Net Assets
Capital stock, at par	$842
Additional paid-in capital	10,253,824
Accumulated net investment loss	(33,470)
Accumulated net realized gain on investment and foreign currency transactions	277,997
Net unrealized appreciation/depreciation on:
Investments	144,196
Foreign currency denominated assets and liabilities	55

Net Assets	$10,643,444

Net asset value per share, unlimited shares of capital stock authorized, $.001 par value, 842,313 shares outstanding	$12.64

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Operations
For the Six Months Ended March 31, 2008 (unaudited)

Income:
Dividends (net of foreign withholding taxes of $7,265)	$80,352

Total investment income	80,352

Expenses:
Administration fees	82,403
Advisory fees	58,764
Legal fees	51,938
Trustees’ fees and expenses	45,576
Transfer agent and shareholder servicing fees	44,112
Custodian fees	32,564
Audit fees	18,799
Shareholder reports	11,039
Registration fees	6,428
Other expenses	207

Total expenses	351,830

Less: Advisory fees waived and expenses reimbursed	(263,645)

Net expenses	88,185

Net investment loss	(7,833)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain/(loss) on:
Investment transactions	306,212
Foreign currency transactions	(3,500)
Net change in unrealized appreciation/(depreciation) of:
Investments	(1,361,236)
Foreign currency denominated assets and liabilities	(6,405)

Net realized and unrealized gain/(loss) on investment and foreign currency transactions	(1,064,929)

Net decrease in net assets resulting from operations	$(1,072,762)

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Changes in Net Assets

	For the Six	For the Period
	Months Ended	Ended
	March 31,	September 30,
	2008	2007(a)
	(unaudited)

Operations
Net investment (loss)/income	$(7,833)	$11,490
Net realized gain on investment and foreign currency transactions	302,712	95,847
Net change in unrealized (depreciation)/appreciation of investments and foreign currency denominated assets and liabilities	(1,367,641)	1,511,892

Net (decrease)/increase in assets resulting from operations	(1,072,762)	1,619,229

Distributions to Shareholders
From net investment income	(33,427)	-
From net realized gain on investments	(124,278)	-

Total distributions	(157,705)	-

Capital Stock Transactions
Net proceeds from shares issued in offering	-	250,000
Net proceeds from sales	-	10,000,000
Net proceeds from reinvestment of distributions	4,682	-

Net increase in net assets from capital stock transactions	4,682	10,250,000

Total (decrease)/increase in net assets	(1,225,785)	11,869,229

Net Assets
Beginning of period	11,869,229	-

End of period	$10,643,444	$11,869,229

Accumulated (overdistributed)/underdistributed net investment income	(33,470)	7,790

Share Transactions:
Shares outstanding at beginning of period	841,993	-

Shares issued in offering	-	25,000
Shares sold	-	816,993
Shares issued to shareholders from reinvestment of distributions	320	-

Net increase	320	841,993

Shares outstanding at end of period	842,313	841,993

(a)	Commencement of operations was October 16, 2006.

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding Throughout Each Period

	For the Six	For the Period
	Months Ended	Ended
	March 31,	September 30,
	2008	2007(a)
	(unaudited)

Net asset value, beginning of period	$14.10	$10.00

Income from investment operations
Net investment income(b)(c)	-(d )	0.10
Net realized and unrealized gain (loss)	(1.27)	4.00

Total Operations	(1.27)	4.10

Distributions to Shareholders	(0.04)	-
Distributions from Net Realized Capital Gain:	(0.15)	-

Total Distributions	(0.19)	-

Net asset value, end of period	$12.64	$14.10

Total Return
Total investment return based on net asset value(e)	(8.30)%	41.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,643	$11,869
Ratios to average net assets:
Expenses net of waivers/reimbursements(f)	1.50%	1.50%
Expenses before waivers/reimbursements(f)	5.99%	42.69% (g)
Net investment income(f)	(0.13)%	0.89%
Portfolio turnover rate(h)	26%	60%

(a)	Commencement of operations was October 16, 2006.

(b)	Calculated using the average shares outstanding method.

(c)	Net of fees and expenses waived by the Advisor.

(d)	Rounds to less than $0.01 per share

(e)	Certain expenses of the Fund have been waived by the Fund’s Advisor; without such waiver of expenses, the Fund’s returns would have been lower. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Due to size of net assets and fixed expenses, ratio may appear disproportionate.

(h)	Not annualized.

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements
March 31, 2008 (unaudited)

NOTE A:	Organization

Scottish Widows Investment Partnership Trust (the “Trust”) was incorporated in Delaware on June 2, 2006 and is registered under the Investment Company Act of 1940 as an open-end management investment company which commenced operations on October 16, 2006. The Global Emerging Markets Fund (the “Fund”) is a series of the Trust and is currently the only offering of the Trust, offering a single class of shares. The Fund is a non-diversified open-end mutual fund and is sold without an initial or contingent deferred sales charge. The Fund is subject to a redemption fee of 2.00% for shares redeemed within 90 calendar days of purchase. Additional information regarding some of the items discussed in these Notes to Financial Statements is contained in the Fund’s Statement of Additional Information, which is available upon request. Organizational and offering expenses of the Fund of approximately $611,500, incurred prior to the offering of the Fund’s shares, were absorbed by Scottish Widows Investment Partnership Limited (the “Advisor”), which will not seek reimbursement from the Fund for these expenses.

NOTE B:	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results may differ from estimates.

1.	Security Valuation

Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded. If no sale is reported at that time, the average between the closing bid and asked price (the “Calculated Mean”) is used. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or over-the-counter (“OTC”) market in which it is primarily traded or as of the close of regular trading on the New York Stock Exchange (“NYSE”), The NASDAQ Stock Market, Inc. (“NASDAQ”) or other U.S. exchanges or markets, if that is earlier, and that value is then converted into the U.S. dollar equivalent at the foreign exchange rate in effect on the day the value of the foreign security is determined.

A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par are valued at amortized cost, which the Board of Trustees (the “Board”) believes approximates market value.

Options, futures contracts, and options on futures contracts are valued at the last reported sale price on the exchange on which they are principally traded, if available, and otherwise are valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

Securities and other assets for which market prices are not readily available are priced at a “fair value” as determined by the Advisor in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not necessarily take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE. If events materially affecting the value of the Fund’s securities occur between the time when a foreign exchange closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined by the Advisor in accordance with procedures approved by the Board for valuing the Fund’s securities. Securities are fair valued according to methodologies adopted by the Board in advance or as determined by the Valuation Committee of the Board. Any securities that are fair valued will be reviewed by the Board at the next regularly scheduled quarterly meeting of the Board.

Securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

2.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of Fund securities are translated into U.S. dollars at rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with net realized and unrealized gain (loss) on securities and derivative instruments. Accordingly, net realized gain (loss) on foreign currency transactions represents net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar amounts actually received or paid. Net unrealized foreign currency gain (loss) is calculated by deriving the changes in exchange rates of the value of assets and liabilities, other than securities.

3.	Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, or as soon as the Fund is informed of the dividends. Interest income and expenses are accrued daily. The Fund amortizes premiums and accretes discounts on fixed-income securities as adjustments to interest income. Investment transactions are recorded on the trade date such securities are purchased or sold. Realized gains and losses on sales of securities are calculated using the identified cost basis. Additionally, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to such taxes.

4.	Federal Income Taxes

It is the Fund’s policy to meet all the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

5.	Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared and paid annually; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined according to federal income tax regulations, which may differ from U.S. generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions. To the extent these differences are permanent, such amounts are reclassified within the net asset accounts based upon their federal tax basis treatment. These reclassifications have no effect on net income, net assets or net asset value per share. Temporary differences do not require such reclassification. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at March 31, 2008, are as follows:

Cost	$10,210,522
Gross unrealized appreciation	1,152,049
Gross unrealized depreciation	(1,003,514)

Net unrealized appreciation	$148,535

6.	Capital Stock

The Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if a shareholder sells or exchanges their shares after holding them for less than 90 calendar days. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by certain retirement account activity, non-shareholder directed activity and certain other activities detailed in the Fund’s Prospectus.

7.	Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required beginning with the last net asset value per share calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with Securities and Exchange Commission guidance, the Fund implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on March 31, 2008. The Fund has reviewed the tax positions for the open tax period as of March 31, 2008 and the open tax year of September 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

NOTE C:	Management, Administrative and Other Fee Arrangements

Under the terms of an Investment Advisory Agreement, the Fund pays the Advisor an advisory fee at an annualized rate of 1.00% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has entered into a Fee Waiver and Expense Reimbursement Agreement (the “Agreement”) with the Trust on behalf of the Fund whereby the Advisor will waive a portion of its advisory fee to the extent necessary to limit the operating expenses (not including brokerage, interest, taxes and dividend, or extraordinary expenses) to 1.50% of the Fund’s average daily net assets on an annualized basis. The Agreement allows the Advisor to recoup all or a portion of the waived advisory fees, if any, for a period of three years following the date on which the fee was reduced or other amount paid subject to certain limitations.

For the period ended March 31, 2008, the Fund paid $58,764 in fees to the Advisor. For the period ended March 31, 2008, the Advisor reimbursed $263,645 to the Fund in order to limit total operating expenses to agree upon levels.

Under the terms of an Administrative Agreement, the Fund pays State Street Bank and Trust Company (the “Administrator”) a fee at an annual rate of 0.035% for the first $250 million of the Fund’s average daily net assets; 0.030% for the next $250 million of average daily net assets; and 0.025% of average daily net assets in excess of $500 million, but in no event less than $165,000 per year. The fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

For the period ended March 31, 2008, the Fund paid the Administrator $82,403 for services rendered.

The Fund is not subject to any on-going distribution costs.

The Advisor assumed all expenses related to the organization and offering of the Fund.

The Trust pays each Independent Trustee an annual retainer of $12,000 plus $2,000 for each Board meeting attended by the Trustee. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. An Interested Trustee does not receive compensation from the Trust for his/her services on the Board.

NOTE D:	Investment Transactions

1.	Purchases and Sales

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2008 were $2,988,816 and $3,137,699, respectively. During the period ended March 31, 2008, there were no purchases or sales of U.S. government securities.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

NOTE E:	Risks Involved in Investing in the Fund

1.	Emerging and Foreign Market Risks

Emerging markets and emerging market companies present special risks in addition to the general risks of investing abroad. These risks include greater political, social, economic and regulatory instability, greater volatility in currency exchange rates, less developed securities markets and possible trade barriers. Emerging markets tend to be more volatile than the markets of the U.S. or more developed foreign countries and have less mature and diverse economies and less stable political systems than those of the U.S. or more developed foreign countries. Furthermore, emerging markets have different accounting and other financial standards, which could result in a less thorough understanding of the financial condition, results of operations and cash flow of companies in which the Fund invests. Accordingly, certain emerging markets may not afford the same level of investor protection as would apply in more developed jurisdictions. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

2.	Concentration of Investment Risks

The Fund is non-diversified, which means that the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

3.	Exchange Rate Risks

Currency fluctuations may adversely affect the value of an investment. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated or traded in those currencies and securities of issuers where revenues are received in those currencies.

4.	Smaller Company and Less-Seasoned Company Risks

The Fund may invest in some companies with smaller market capitalization and less-seasoned companies, exposing the Fund to the risks of investing in such companies, such as limited financial resources, managerial resources, product lines and markets. Such companies may trade less frequently with greater price swings, and the nature and size of these companies mean that their shares may be less liquid than those of larger companies and that their share prices may, from time to time, be more volatile.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Other Information
March 31, 2008 (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling 1-800-823-6300 or (2) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, or since its inception are available (1) without charge, upon request, by calling 1-800-823-6300 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Form N-Q

The Fund files a complete schedule of holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Global Emerging Markets Fund
                                                                            • Is not FDIC insured
                                                                            • May lose value
                                                                            • Is not bank guaranteed

Scottish Widows Investment Partnership Trust
Two Avenue de Lafayette
6th Floor
Boston, MA 02111

Investment Advisor
Scottish Widows Investment Partnership Limited
1251 Avenue of the Americas
39th Floor
New York, NY 10020

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Dechert LLP
John Hancock Tower
200 Clarendon Street
Boston, MA 02116

This report when not used for the general information of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

SWI000151 Exp Date 10/01/08

Item 2. Code of Ethics.
Not required.
Item 3. Audit Committee Financial Expert.
Not required.
Item 4. Principal Accountant Fees and Services.
Not required.
Item 5. Audit Committee of Listed Registrants.
Not applicable to the registrant.
Item 6. Schedule of Investments.
Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

By:	/s/ John Brett
John Brett
President (principal executive officer)

Date:	May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett John Brett
President (principal executive officer)

Date:	May 30, 2008

By:	/s/ Tony Owens

Tony Owens
Treasurer (principal financial and accounting officer)

Date:	May 30, 2008